Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from operating activities:
Net Income/(loss)	$ (28,907)	$ 7,454	$ (16,265)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant & equipment	988	821	1,437
Amortization of intangible assets	604	534	2,047
Impairment charge	7,000	0	0
Interest and amortization of debt discount	458	783	1,165
Loss/(gain) on derivative liability	(44)	(214)	0
Loss on debt extinguishment	0	1,326	0
Stock-based compensation	393	5,414	1,660
Bad debt expense	24	99	276
Inventory obsolescence impairment	457	535	284
Deferred tax asset write-off	0	0	161
Income tax expense/(recovery) net of cash paid	9	(17)	(152)
Release of provision	(52)	0	(218)
Expenses settled in equity	14	40	1,685
Gain on disposal of a business	0	(31,100)	0
Other	455	80	0
Unrealized and non cash foreign currency transactions	800	157	(201)
Changes in operating assets and liabilities, net of effects of businesses acquired
Decrease (increase) in accounts receivables	870	1,346	(2,898)
Decrease (increase) in inventories	313	1,399	(722)
Decrease (increase) in other current assets, net	46	(84)	(4,385)
Decrease (increase) in deferred research & development tax credits, net	1,176	19	279
Decrease (increase) in other noncurrent assets, net	53	(77)	(63)
Increase (decrease) in accounts payable	2,386	(1,765)	(126)
Increase (decrease) in deferred revenue, current	213	25	3,007
Increase (decrease) in income taxes payable	(8)	(362)	349
Increase (decrease) in other current liabilities	(199)	(217)	1,312
Increase (decrease) in deferred revenue, noncurrent	9	2,247	2,985
Increase (decrease) in defined benefit pension liability	66	258	(109)
Increase (decrease) in other noncurrent liabilities	326	(2,592)	0
Net cash provided by (used in) operating activities	(12,550)	(13,891)	(8,492)
Cash Flows from investing activities:
Sale/(acquisition) of equity securities	0	(4,000)	(3,000)
Sale/(acquisition) of property, plant and equipment	(52)	(293)	(1,244)
Sale of a business, net of cash and cash equivalents divested	0	40,919	0
Acquisition of debt securities or investments	(3,845)	0	0
Net cash provided by (used in) investing activities	(3,897)	36,626	(4,244)
Cash Flows from financing activities:
Proceeds from options exercises	68	3,412	217
Proceeds from issuance of Common Stock	2,194	1,112	2,904
Proceeds from convertible loan issuance	22,053	2,860	3,000
Proceeds from debt	646	4,030	7,656
Repayments of debt	(2,344)	(27,631)	(1,001)
Payments of debt issue costs	0	(42)	0
Repurchase of treasury shares	(1,135)	(1,025)	(900)
Net cash provided by (used in) financing activities	21,482	(17,284)	11,876
Effect of exchange rate changes on cash and cash equivalents	82	41	(200)
Cash and cash equivalents
Net increase (decrease) during the period	5,117	5,492	(1,060)
Balance, beginning of period	16,646	11,154	12,214
Balance, end of period	21,763	16,646	11,154
Reconciliation to balance sheet
Cash and cash equivalents from continuing operations	19,650	12,121	9,146
Restricted cash, current from continuing operations	2,113	2,525	618
Restricted cash, noncurrent from continuing operations	0	2,000	0
Cash and cash equivalents from discontinued operations	0	0	1,390
Balance, end of period	21,763	16,646	11,154
Supplemental cash flow information
Cash paid for interest, net of amounts capitalized	250	756	772
Cash paid for incomes taxes	46	12	72
Noncash conversion of convertible loans into common stock	12,946	1,771	0
Restricted cash received for share subscription in progress	1	5	2,020
Purchase of equity securities	0	0	(500)
ROU assets obtained from finance lease	0	321	0
ROU assets obtained from operating lease	$ 544	$ 3,768	$ 0